Leases - Right-of-use Assets (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Beginning balance	$ 11,118,000	$ 11,492,000
Additions	7,117,000	2,611,000
Depreciation	(2,867,000)	(1,906,000)
Reassessments	(161,000)	(830,000)
Lease inducement allowance	0	28,000
Exchange rate effect	(61,000)	(277,000)
Net carrying amount	15,146,000	11,118,000
Lease receivables	$ 0	$ 849,000